Statements Of Shareholders' Equity (USD $)	Common Stock 0.19 Per Share [Member] Preferred Stock [Member]	Common Stock 0.19 Per Share [Member] Common Stock [Member]	Common Stock 0.19 Per Share [Member] Additional Paid-In Capital [Member]	Common Stock 0.19 Per Share [Member] Promissory Note [Member]	Common Stock 0.19 Per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock 0.19 Per Share [Member]	Common Stock 0.32 Per Share [Member] Preferred Stock [Member]	Common Stock 0.32 Per Share [Member] Common Stock [Member]	Common Stock 0.32 Per Share [Member] Additional Paid-In Capital [Member]	Common Stock 0.32 Per Share [Member] Promissory Note [Member]	Common Stock 0.32 Per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock 0.32 Per Share [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member] Preferred Stock [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member] Common Stock [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member] Additional Paid-In Capital [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member] Promissory Note [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member] Preferred Stock [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member] Common Stock [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member] Additional Paid-In Capital [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member] Promissory Note [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member]	Common Stock Issued for Services 0.90 per Share [Member] Preferred Stock [Member]	Common Stock Issued for Services 0.90 per Share [Member] Common Stock [Member]	Common Stock Issued for Services 0.90 per Share [Member] Additional Paid-In Capital [Member]	Common Stock Issued for Services 0.90 per Share [Member] Promissory Note [Member]	Common Stock Issued for Services 0.90 per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock Issued for Services 0.90 per Share [Member]	Common Stock Issued for Services 1.06 per Share [Member] Preferred Stock [Member]	Common Stock Issued for Services 1.06 per Share [Member] Common Stock [Member]	Common Stock Issued for Services 1.06 per Share [Member] Additional Paid-In Capital [Member]	Common Stock Issued for Services 1.06 per Share [Member] Promissory Note [Member]	Common Stock Issued for Services 1.06 per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock Issued for Services 1.06 per Share [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Promissory Note [Member]	Deficit Accumulated During The Development Stage [Member]	Total
Balance at Feb. 24, 2004																																					$ 0	$ 10	$ 87	$ 0	$ 0	$ 97
Balance, shares at Feb. 24, 2004																																					0	6,256,500
Common stock issued for cash																																					0	15	135	0	0	150
Common stock issued for cash, shares																																						193,500
Net loss																																					0	0	0	0	(11,741)	(11,741)
Balance at Dec. 31, 2004																																					0	25	222	0	(11,741)	(11,494)
Balance, shares at Dec. 31, 2004																																					0	6,450,000
Common stock issued for cash	0	659	74,341	0	0	75,000	0	16	49,984	0	0	50,000
Common stock issued for cash, shares		387,000						154,800
Common stock issued for research and development																																					0	15	152,745	0	0	152,760
Common stock issued for research and development, shares																																						154,800
Net loss																																					0	0	0	0	(246,004)	(246,004)
Balance at Dec. 31, 2005																																					0	715	277,292	0	(257,745)	20,262
Balance, shares at Dec. 31, 2005																																					0	7,146,600
Common stock issued for services																																					0	7	36,539	0	0	36,546
Common stock issued for services, shares																																						73,093
Common stock issued for cash in private placements net of redemptions																																					0	151	549,249	0	0	549,400
Common stock issued for cash in private placements net of redemptions, shares																																						1,510,000
Common stock issued for research and development																																					0	69	693,931	0	0	694,000
Common stock issued for research and development, shares																																						694,000
Shares issued in connection with reverse merger																																					0	83	(83)	0	0	0
Shares issued in connection with reverse merger, shares																																						825,124
Shares cancelled in connection with the sale of Optical Molecular Imaging, Inc.																																					0	(206)	(64,794)	0	0	(65,000)
Shares cancelled in connection with the sale of Optical Molecular Imaging, Inc., shares																																						(2,059,100)
Exercise of stock options																																					0	1	3,521	0	0	3,522
Exercise of stock options, shares																																						10,062
Stock based compensation (options)																																					0	0	4,103,645	0	0	4,103,645
Net loss																																					0	0	0	0	(5,152,713)	(5,152,713)
Balance at Dec. 31, 2006																																					0	820	5,599,300	0	(5,410,458)	189,662
Balance, shares at Dec. 31, 2006																																					0	8,199,779
Common stock issued for cash in private placements net of redemptions																																					0	353	4,892,133	0	0	4,892,486
Common stock issued for cash in private placements net of redemptions, shares																																						3,531,603
Exercise of stock options																																					0	5	(5)	0	0	0
Exercise of stock options, shares																																						51,111
Reclassification of warrant derivative liability																																					0	0	2,233,600	0	0	2,233,600
Stock based compensation (options)																																					0	0	1,296,714	0	0	1,296,714
Net loss																																					0	0	0	0	(3,614,753)	(3,614,753)
Balance at Dec. 31, 2007																																					0	1,178	14,021,742	0	(9,025,211)	4,997,709
Balance, shares at Dec. 31, 2007																																					0	11,782,493
Common stock issued for research and development													0	80	423,920	0	0	424,000	0	10	64,990	0	0	65,000																		489,000
Common stock issued for research and development, shares														800,000						100,000
Stock based compensation (options)																																					0	0	513,357	0	0	513,357
Net loss																																					0	0	0	0	(3,059,730)	(3,059,730)
Balance at Dec. 31, 2008																																					0	1,268	15,024,009	0	(12,084,941)	2,940,336
Balance, shares at Dec. 31, 2008																																					0	12,682,493
Exercise of stock options																																					0	22	64,460	(52,668)	0	11,814
Exercise of stock options, shares																																						214,357
Stock based compensation (options)																																					0	0	308,302	0	0	308,302
Exercise of warrants																																					0	197	462,551	0	0	462,748
Exercise of warrants, shares																																						1,970,992
Net loss																																					0	0	0	0	(2,626,205)	(2,626,205)
Balance at Dec. 31, 2009																																					0	1,487	15,859,322	(52,668)	(14,711,146)	1,096,995
Balance, shares at Dec. 31, 2009																																					0	14,867,842
Common stock issued for services																									0	6	53,994	0	0	54,000	0	0	8,156	0	0	8,156
Common stock issued for services, shares																										60,000						7,694
Exercise of stock options																																					0	5	26,495	0	0	26,500
Exercise of stock options, shares																																						50,000
Stock based compensation (options)																																					0	0	745,697	0	0	745,697
Common stock and warrants issued for cash net of offering costs																																					0	423	3,248,315	0	0	3,248,738
Common stock and warrants issued for cash net of offering costs, shares																																						4,230,910
Preferred stock and warrants issued for cash net of offering costs																																					0	0	0	0	0	0
Preferred stock and warrants issued for cash net of offering costs, shares																																					400	0
Exercise of warrants in exchange for promissory note																																					0	270	5,399,730	(5,400,000)	0	0
Exercise of warrants in exchange for promissory note, shares																																						2,700,000
Redemption of preferred stock for repayment of promissory note																																					0	0	0	5,400,000	(2,092,500)	3,307,500
Redemption of preferred stock for repayment of promissory note, shares																																					(400)
Cashless exercise of stock options																																					0	30	(30)	0	0	0
Cashless exercise of stock options, shares																																						297,156
Interest on promissory note																																					0	0	0	(1,614)	0	(1,614)
Net loss																																					0	0	0	0	(6,150,142)	(6,150,142)
Balance at Dec. 31, 2010																																					0	2,221	25,341,679	(54,282)	(22,953,788)	2,335,830
Balance, shares at Dec. 31, 2010																																					0	22,213,602
Common stock issued for research and development																																										0
Exercise of stock options																																					0	38	382,642	0	0	382,680
Exercise of stock options, shares																																						376,000
Stock based compensation (options)																																					0	12	958,109	0	0	958,121
Stock based compensation, shares																																						119,037
Exercise of warrants																																										0
Common stock and warrants issued for cash net of offering costs																																					0	522	4,982,817	0	0	4,983,339
Common stock and warrants issued for cash net of offering costs, shares																																						5,219,768
Exercise of warrants in exchange for promissory note																																										0
Redemption of preferred stock for repayment of promissory note																																										0
Cashless exercise of stock options																																					0	66	(66)	0	0	0
Cashless exercise of stock options, shares																																						661,061
Interest on promissory note																																					0	0	0	(352)	0	(352)
Redemption of promissory note																																					0	0	0	54,634	0	54,634
Net loss																																					0	0	0	0	(4,221,184)	(4,221,184)
Balance at Sep. 30, 2011																																					$ 0	$ 2,859	$ 31,665,181	$ 0	$ (27,174,972)	$ 4,493,068
Balance, shares at Sep. 30, 2011																																					0	28,589,468